Segment Information (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information [Abstract]
Financial investment designated at fair value	S/ 239,000	S/ 249,000
Capital expenditures	S/ 96,912,000	S/ 299,326,000	S/ 190,126,000